Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	Feb. 28, 2013	May 31, 2012	May 31, 2011
Statement of Other Comprehensive Income [Abstract]
Unrecognized actuarial gain (loss) on pension assets, net of tax	$ (3.0)	$ (3.0)	$ 1.2
Foreign currency translation adjustments	117.5	173.7	235.8
Unrealized gain (loss) on interest rate swaps, net of tax	(41.4)	(47.3)	(60.4)
Unrealized loss on available-for-sale securities, net of tax	3.1	(0.5)	(4.8)
Accumulated other comprehensive income	$ 76.2	$ 122.9	$ 171.8